Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital [Member]	Translation reserve [Member]	Capital reserve [Member]	Accumulated profit [Member]	Total Equity Attributable to Kenon shareholders [Member]	Non-controlling interests [Member]	Total
Balance at Dec. 31, 2022	$ 50,134	$ 1,206	$ 42,553	$ 1,504,592	$ 1,598,485	$ 697,433	$ 2,295,918
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Dividend declared and paid	0	0	0	(150,365)	(150,365)	0	(150,365)
Share-based payment transactions	0	0	4,753	0	4,753	1,386	6,139
Own shares acquired	0	0	0	(28,130)	(28,130)	0	(28,130)
Total contributions by and distributions to owners	0	0	4,753	(178,495)	(173,742)	1,386	(172,356)
Changes in ownership interests in subsidiaries
Acquisition of shares of subsidiary from holders of rights not conferring control	0	0	25,502	0	25,502	103,812	129,314
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	63,878	63,878
Total changes in ownership interests in subsidiaries	0	0	25,502	0	25,502	167,690	193,192
Total comprehensive income for the year
Net (loss)/profit for the year	0	0	0	(235,978)	(235,978)	25,030	(210,948)
Other comprehensive income for the year, net of tax	0	(4,864)	(3,016)	(3,078)	(10,958)	(24,624)	(35,582)
Total comprehensive income for the year	0	(4,864)	(3,016)	(239,056)	(246,936)	406	(246,530)
Balance at Dec. 31, 2023	50,134	(3,658)	69,792	1,087,041	1,203,309	866,915	2,070,224
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Dividend declared and paid	0	0	0	(200,551)	(200,551)	0	(200,551)
Share-based payment transactions	0	0	(15,021)	16,240	1,219	1,035	2,254
Own shares acquired	0	0	0	(10,715)	(10,715)	0	(10,715)
Total contributions by and distributions to owners	0	0	(15,021)	(195,026)	(210,047)	1,035	(209,012)
Changes in ownership interests in subsidiaries
Dilution of investment in subsidiary	0	0	0	(107)	(107)	99,171	99,064
Investments from holders of non-controlling interests in equity of subsidiary		0	0	0	0	47,360	47,360
Other	0	0	0	0	0	(2,093)	(2,093)
Total changes in ownership interests in subsidiaries	0	0	0	(107)	(107)	144,438	144,331
Total comprehensive income for the year
Net (loss)/profit for the year	0	0	0	597,673	597,673	36,414	634,087
Other comprehensive income for the year, net of tax	0	6,278	9,183	1,616	17,077	2,834	19,911
Total comprehensive income for the year	0	6,278	9,183	599,289	614,750	39,248	653,998
Balance at Dec. 31, 2024	50,134	2,620	63,954	1,491,197	1,607,905	1,051,636	2,659,541
Transactions with owners, recognised directly in equity contributions by and distributions to owners
Dividend declared and paid	0	0	0	(250,096)	(250,096)	(17,840)	(267,936)
Share-based payment transactions	0	0	1,034	0	1,034	1,065	2,099
Own shares acquired	0	0	0	(9,606)	(9,606)	0	(9,606)
Total contributions by and distributions to owners	0	0	1,034	(259,702)	(258,668)	(16,775)	(275,443)
Changes in ownership interests in subsidiaries
Dilution of investment in subsidiary	0	0	0	156,717	156,717	36,478	193,195
Investments from holders of non-controlling interests in equity of subsidiary	0	0	0	0	0	420,700	420,700
Other	0	0	0	0	0	14,752	14,752
Total changes in ownership interests in subsidiaries	0	0	0	156,717	156,717	471,930	628,647
Total comprehensive income for the year
Net (loss)/profit for the year	0	0	0	66,274	66,274	81,990	148,264
Other comprehensive income for the year, net of tax	0	33,583	(17,267)	0	16,316	7,381	23,697
Total comprehensive income for the year	0	33,583	(17,267)	66,274	82,590	89,371	171,961
Balance at Dec. 31, 2025	$ 50,134	$ 36,203	$ 47,721	$ 1,454,486	$ 1,588,544	$ 1,596,162	$ 3,184,706